Available-For-Sale Marketable Securities (Contractual Maturities Of The Available-For-Sale Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Available-for-sale Securities [Abstract]
2015	$ 1,670
2016	6,523
2017	20,280
2018	12,869
2019 and after	7,065
Total contractual maturities of the available for sale securities	$ 48,407